Structured entities (Tables)	12 Months Ended
Dec. 31, 2019
35. Structured entities
Summary of interests in unconsolidated structured entities

The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2019
Assets
Trading portfolio assets	-	9,585	-	76	9,661
Financial assets at fair value through the income statement	32,859	-	-	2,500	35,359
Derivative financial instruments	-	-	2,369	-	2,369
Financial assets at fair value through other comprehensive income	-	-	-	391	391
Loans and advances at amortised cost	-	-	-	19,213	19,213
Reverse repurchase agreements at amortised cost	77	-	-	-	77
Other assets	-	-	-	28	28
Total assets	32,936	9,585	2,369	22,208	67,098
Liabilities
Derivative financial instruments	-	-	3,171	2,437	5,608

As at 31 December 2018
Assets
Trading portfolio assets	-	12,206	-	-	12,206
Financial assets at fair value through the income statement	32,359	-	-	2,598	34,957
Derivative financial instruments	-	-	5,236	-	5,236
Financial assets at fair value through other comprehensive income	-	-	-	-	-
Loans and advances at amortised cost	-	-	-	17,341	17,341
Other assets	-	-	-	33	33
Total assets	32,359	12,206	5,236	19,972	69,773
Liabilities
Derivative financial instruments	-	-	6,438	2,586	9,024

Other interests in unconsolidated structured entities

The Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Investment funds and trusts	Others	Total
	£m	£m	£m	£m	£m
As at 31 December 2019
Trading portfolio assets	-	-	-	76	76
Financial assets at fair value through the income statement
– Debt securities	-	-	-	80	80
– Loans and advances	-	-	-	2,417	2,417
– Equity Securities				3	3
Financial assets at fair value through other comprehensive income	-	-	-	391	391
Loans and advances at amortised cost	5,930	8,284	-	4,999	19,213
Other assets	17	4	7	-	28
Total on-balance sheet exposures	5,947	8,288	7	7,966	22,208
Total off-balance sheet notional amounts	8,649	3,751	-	1,621	14,021
Maximum exposure to loss	14,596	12,039	7	9,587	36,229
Total assets of the entity	78,716	145,181	9,180	24,919	257,996

As at 31 December 2018
Trading portfolio assets	-	-	-	-	-
Financial assets at fair value through the income statement
– Debt securities	444	-	-	114	558
– Loans and advances	-	-	-	2,040	2,040
Financial assets at fair value through other comprehensive income	-	-	-	-	-
Loans and advances at amortised cost	6,100	9,140	-	2,101	17,341
Other assets	9	3	21	-	33
Total on-balance sheet exposures	6,553	9,143	21	4,255	19,972
Total off-balance sheet notional amounts	11,671	4,327	-	431	16,429
Maximum exposure to loss	18,224	13,470	21	4,686	36,401
Total assets of the entity	73,109	196,865	9,341	28,163	307,478